INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes

A. Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019
Income taxes (tax benefit):
Current taxes:
In Israel	4,916	5,841	6,155
Outside Israel	6,954	4,341	7,674
	11,870	10,182	13,829
Deferred taxes:
In Israel	(300)	(553)	299
Outside Israel	(143)	(1,605)	(2,545)
	(443)	(2,158)	(2,246)
Taxes in respect of prior years:
In Israel	339	(*) 2,751	439
Outside Israel	88	81	212
	427	2,832	651
	11,854	10,856	12,234

(*) During November 2020, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2016-2018 amounting to approximately NIS 13 million (approximately US$ 4 million). An amount of approximately NIS 6 million (approximately US$ 2 million) due to the timing differences (out of this amount, approximately NIS 2 million were claim in the tax assessment for the year ended December 31, 2019) related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. Accordingly, the Company recorded an amount of NIS 9 million (approximately US$ 3 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. In addition, the Company was required to pay the ITA an amount of NIS 2 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

Schedule of Income Tax Reconciliation

J. The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019
Pretax income	48,968	29,039	23,204
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	11,263	6,679	5,337
Nondeductible expenses (income)	(282)	2,220	3,117
Losses and timing differences in respect of which no deferred taxes assets were recognized	446	423	297
Tax adjustment in respect of different tax rates	1,202	753	3,045
Taxes in respect of withholding at the source from royalties and dividends	-	-	725
Adjustment in respect of tax rate deriving from “approved enterprises”	(1,874)	(1,583)	(128)
Tax related to previous years	427	2,832	651
Others	672	(468)	(810)
	11,854	10,856	12,234

Summary of Deferred Taxes

Composition:

	US dollars
	December 31,
(in thousands)	2021	2020
Deferred taxes
Provision for vacation, recreation and bad debt	1,697	1,894
Provision for other employee related obligations	1,362	1,400
Provision for deferred revenues/expenses and other obligations	3,963	4,292
Other temporary differences, net	2,117	1,280
	9,139	8,866

	US dollars
	December 31,
(in thousands)	2021	2020

Deferred income taxes included in long-term investments and other assets	11,091	11,360
Deferred income taxes included in long-term liabilities	(1,952)	(2,494)
	9,139	8,866

Schedule of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019
The Company and its Israeli subsidiaries	39,594	38,469	27,045
Non-Israeli subsidiaries	9,374	(9,430)	(3,841)
	48,968	29,039	23,204